091-17151

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SEC Mail Processing Section
MAY 9 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010509

RECEIVED
2014 MAY -9 AM 11:43
SEC / TM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

WisdomTree International Hedged Dividend Growth Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IHDG

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Tokyo, ASX, London, Euronext Amsterdam, SIX Swiss, OMX Nordic Stockholm, Euronext Paris, Xetra, Oslo, Madrid, Milan, Tel Aviv, Dublin, OMX Nordic Helsinki, Hong Kong, OMX Nordic Copenhagen, Euronext Brussels, Singapore, Euronext Lisbon, New Zealand

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Chief Counsel

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

May 8, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 09 2014

SEC 2449 (1/99)

Martha Redding
Chief Counsel
Assistant Corporate Secretary

RECEIVED

2014 MAY -9 AM 11:42

SEC / MR

NYSE EURONEXT

SEC
Mail Processing
Section
MAY 9 2014
Washington DC
404

Via Overnight Mail

May 8, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **WISDOMTREE EUROPE DIVIDEND GROWTH FUND**
WISDOMTREE INTERNATIONAL HEDGED DIVIDEND GROWTH FUND

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- WisdomTree Europe Dividend Growth Fund — EUDG
- WisdomTree International Hedged Dividend Growth Fund — IHDG

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 09 2014

mredding@nyx.com
InterContinental Exchange | NYSE Euronext, 11 Wall Street, New York, NY 10005, United States
T +1 (212) 656-2938
F +1 (212) 656-8101
www.nyx.com